--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.................................................         1
    Management's Discussion and Analysis..............................       2-3
    Statement of Assets and Liabilities...............................         4
    Statement of Operations...........................................         5
    Statements of Changes in Net Assets...............................         6
    Financial Highlights..............................................         7
    Notes to Financial Statements.....................................       8-9
    Report of Independent Certified Public Accountants................        10

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Performance Chart.................................................        11
    Schedule of Investments...........................................     12-17
    Statement of Assets and Liabilities...............................        18
    Statement of Operations...........................................        19
    Statements of Changes in Net Assets...............................        20
    Financial Highlights..............................................        21
    Notes to Financial Statements.....................................     22-23
    Report of Independent Certified Public Accountants................        24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
SEPTEMBER 1997-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS PORTFOLIO II  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                                $9,950                                        $10,000
Sep. 97                        $10,366                                        $10,261
Oct. 97                         $8,848                                         $8,569
Nov. 97                         $8,432                                         $8,251
Dec. 97                         $8,373                                         $8,431
Jan. 98                         $8,226                                         $7,763
Feb. 98                         $9,021                                         $8,569
Mar. 98                         $9,350                                         $8,912
Apr. 98                         $9,202                                         $8,798
May. 98                         $8,147                                         $7,565
Jun. 98                         $7,432                                         $6,756
Jul. 98                         $7,738                                         $6,946
Aug. 98                         $5,787                                         $4,912
Sep. 98                         $5,809                                         $5,210
Oct. 98                         $6,763                                         $5,752
Nov. 98                         $7,455                                         $6,224
Dec. 98                         $7,673                                         $6,111
Jan. 99                         $7,500                                         $6,008
Feb. 99                         $7,581                                         $6,062
Mar. 99                         $8,270                                         $6,842
Apr. 99                         $9,774                                         $7,678
May. 99                         $9,786                                         $7,610
Jun. 99                        $10,727                                         $8,457
Jul. 99                        $10,566                                         $8,215
Aug. 99                        $10,531                                         $8,284
Sep. 99                        $10,198                                         $7,993
Oct. 99                        $10,589                                         $8,156
Nov. 99                        $11,577                                         $8,884
Dec. 99                        $13,355                                        $10,003
Jan. 00                        $13,159                                        $10,043
Feb. 00                        $12,812                                        $10,172
Mar. 00                        $12,915                                        $10,206
Apr. 00                        $12,082                                         $9,224
May. 00                        $11,423                                         $8,823
Jun. 00                        $11,666                                         $9,105
Jul. 00                        $10,983                                         $8,626
Aug. 00                        $11,111                                         $8,656
Sep. 00                        $10,312                                         $7,889
Oct. 00                         $9,663                                         $7,313
Nov. 00                         $9,061                                         $6,670
Dec. 00                         $9,542                                         $6,822
Jan. 01                        $10,533                                         $7,746
Feb. 01                         $9,578                                         $7,134
Mar. 01                         $8,610                                         $6,400
Apr. 01                         $8,995                                         $6,698
May. 01                         $9,065                                         $6,756
Jun. 01                         $8,867                                         $6,599
Jul. 01                         $8,552                                         $6,166
Aug. 01                         $8,633                                         $6,094
Sep. 01                         $7,212                                         $5,138
Oct. 01                         $7,422                                         $5,454
Nov. 01                         $8,250                                         $6,018

         ANNUALIZED                 ONE            FROM
         TOTAL RETURN (%)           YEAR      SEPTEMBER 1997
         ---------------------------------------------------
                                   -9.41          -4.43

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Global equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the period under review, total return was -9.78% for the MSCI Emerging Markets Free Index (price only), and -19.14% for the MSCI EAFE Index (net dividends).

             TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
             ---------------------------------------------------
                                                                   TOTAL
                                                                  RETURNS
COUNTRY                                                          (U.S. $)
-------                                                       ---------------
South Korea.................................................           18.65%
Hungary.....................................................           11.83%
Thailand....................................................            8.55%
Mexico......................................................            4.90%
Poland......................................................           -4.88%
Chile.......................................................           -5.26%
Malaysia....................................................          -12.60%
Greece......................................................          -14.88%
Israel......................................................          -18.80%
Indonesia...................................................          -19.28%
Brazil......................................................          -22.78%
Philippines.................................................          -23.29%
Argentina...................................................          -38.07%
Turkey......................................................          -38.90%

--------------

Source: DataStream International

EMERGING MARKETS PORTFOLIO II

    The Emerging Markets Portfolio II seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of The Emerging Markets Series of The DFA Investment Trust Company (the "Master Fund") investing in such stocks. The investment strategy employs a disciplined, quantitative approach emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 438 stocks in fourteen countries.

    Allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Throughout the twelve-month period ended November 30, 2001, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 3.0% of the Master Fund's assets. As a result of the Emerging Markets Portfolio II's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2001, emerging markets outperformed developed-country stocks. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -9.78% for the MSCI Emerging Markets Free Index (price only), and -8.96% for the Emerging Markets Portfolio II.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company
  (Cost $11,778)++ at Value.................................  $    9,575
Receivable for Fund Shares Sold.............................          10
Prepaid Expenses and Other Assets...........................          14
                                                              ----------
    Total Assets............................................       9,599
                                                              ----------
LIABILITIES:
Payable for Investment Securities Purchased.................          10
Accrued Expenses and Other Liabilities......................          21
                                                              ----------
    Total Liabilities.......................................          31
                                                              ----------

NET ASSETS..................................................  $    9,568
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   1,351,775
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $     7.08
                                                              ==========

PUBLIC OFFERING PRICE PER SHARE.............................  $     7.12
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   13,921
Accumulated Net Investment Income (Loss)....................          82
Accumulated Net Realized Gain (Loss)........................      (2,213)
Accumulated Net Realized Foreign Exchange Gain (Loss).......         (19)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (2,203)
                                                              ----------
    Total Net Assets........................................  $    9,568
                                                              ==========

--------------

++ The cost for federal income tax purposes is $11,954.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign taxes witheld of $30).........         $   236
    Interest................................................              15
                                                                     -------
        Total Investment Income.............................             251
                                                                     -------
EXPENSES
    Investment Advisory Services............................              10
    Administrative Services.................................              42
    Accounting & Transfer Agent Fees........................              20
    Custodian Fees..........................................              24
    Legal Fees..............................................               1
    Filing Fees.............................................              16
    Shareholders' Reports...................................              17
    Other...................................................               8
                                                                     -------
        Total Expenses......................................             138
        Less: Fees Waived...................................             (42)
                                                                     -------
            Net Expenses....................................              96
                                                                     -------
NET INVESTMENT INCOME (LOSS)................................             155
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................            (593)
    Net Realized Gain (Loss) on Foreign Currency
     Transactions...........................................             (19)
    Change in Unrealized Appreciation (Depreciation) of
        Investment Securities...............................            (453)
    Translation of Foreign Currency Denominated Amounts.....               2
                                                                     -------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (1,063)
                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  (908)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2001            2000
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $   155         $   127
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             (593)          1,091
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................              (19)             (9)
    Change in Unrealized Appreciation (Depreciation) of
        Investment Securities...............................             (453)         (3,925)
    Translation of Foreign Currency Denominated Amounts.....                2              (2)
                                                                      -------         -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             (908)         (2,718)
                                                                      -------         -------

Distributions From:
    Net Investment Income...................................              (75)           (111)
    Net Realized Gains......................................               --              --
                                                                      -------         -------
        Total Distributions.................................              (75)           (111)
                                                                      -------         -------
Capital Share Transactions (1):
    Shares Issued...........................................            4,549           7,388
    Shares Issued in Lieu of Cash Distributions.............               75             111
    Shares Redeemed.........................................           (4,543)         (7,793)
                                                                      -------         -------
        Net Increase (Decrease) from Capital Share
          Transactions......................................               81            (294)
Capital Contribution From Sponsor...........................                5             112
                                                                      -------         -------
        Total Increase (Decrease)...........................             (897)         (3,011)
NET ASSETS
    Beginning of Period.....................................           10,465          13,476
                                                                      -------         -------
    End of Period...........................................          $ 9,568         $10,465
                                                                      =======         =======
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              599             741
    Shares Issued in Lieu of Cash Distributions.............                9              10
    Shares Redeemed.........................................             (593)           (750)
                                                                      -------         -------
                                                                           15               1
                                                                      =======         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       YEAR         YEAR         YEAR         YEAR       AUG. 15,
                                       ENDED        ENDED        ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $   7.83     $  10.08     $   6.57     $   7.50     $  10.00
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.10         0.09         0.09         0.07        (0.01)
  Net Gains (Loss) on Securities
    (Realized and Unrealized)......     (0.79)       (2.26)        3.50        (0.94)       (2.49)
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................     (0.69)       (2.17)        3.59        (0.87)       (2.50)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.06)       (0.08)       (0.08)       (0.06)          --
  Net Realized Gains...............        --           --           --           --           --
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (0.06)       (0.08)       (0.08)       (0.06)          --
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $   7.08     $   7.83     $  10.08     $   6.57     $   7.50
                                     ========     ========     ========     ========     ========
Total Return.......................     (8.96)%     (21.73)%      55.31%      (11.59)%     (25.00)%#

Net Assets, End of Period
  (thousands)......................  $  9,568     $ 10,465     $ 13,476     $  6,337     $  8,858
Ratio of Expenses to Average Net
  Assets (1).......................      0.93%        0.82%(a)     0.76%(a)     1.21%(a)     1.35%*(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......      1.33%        1.22%(a)     1.16%(a)     1.61%(a)     1.75%*(a)
Ratio of Net Investment Income to
  Average Net Assets...............      1.49%        0.98%        0.94%        1.00%       (0.20)%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.09%        0.58%        0.54%        0.60%       (0.60)%*
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         6%          12%          16%          10%           1%*(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Items calculated for the Year Ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the year ended November 30, 2001, the Advisor waived fees in the amount of $42,000.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the

Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 1,242
Gross Unrealized Depreciation...............................       (3,621)
                                                                  -------
    Net.....................................................      $(2,379)
                                                                  =======

    At November 30, 2001, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $2,082,000, with $1,490,000 expiring on November 30, 2007 and $592,000 expiring on November 30, 2009.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

F. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid-in capital.

    The reimbursement fees for the Portfolio are .50% of the net asset value of their shares.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS SERIES  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                          $9,850                                        $10,000
May 94                   $10,175                                        $10,320
Jun. 94                  $10,057                                        $10,018
Jul. 94                  $10,805                                        $10,635
Aug. 94                  $11,780                                        $11,942
Sep. 94                  $11,908                                        $12,066
Oct. 94                  $11,564                                        $11,832
Nov. 94                  $11,200                                        $11,204
Dec. 94                  $10,392                                        $10,296
Jan. 95                   $9,427                                         $9,194
Feb. 95                   $9,378                                         $8,950
Mar. 95                   $9,791                                         $8,985
Apr. 95                  $10,274                                         $9,371
May 95                   $11,003                                         $9,844
Jun. 95                  $11,072                                         $9,853
Jul. 95                  $11,515                                        $10,059
Aug. 95                  $11,082                                         $9,809
Sep. 95                  $10,875                                         $9,749
Oct. 95                  $10,510                                         $9,367
Nov. 95                  $10,466                                         $9,191
Dec. 95                  $10,783                                         $9,581
Jan. 96                  $11,947                                        $10,253
Feb. 96                  $11,698                                        $10,073
Mar. 96                  $11,798                                        $10,133
Apr. 96                  $12,136                                        $10,502
May 96                   $12,136                                        $10,429
Jun. 96                  $12,236                                        $10,472
Jul. 96                  $11,191                                         $9,738
Aug. 96                  $11,509                                         $9,973
Sep. 96                  $11,757                                        $10,045
Oct. 96                  $11,499                                         $9,770
Nov. 96                  $11,907                                         $9,922
Dec. 96                  $12,066                                         $9,954
Jan. 97                  $13,300                                        $10,624
Feb. 97                  $13,469                                        $11,072
Mar. 97                  $13,090                                        $10,754
Apr. 97                  $12,582                                        $10,735
May 97                   $13,209                                        $11,014
Jun. 97                  $13,756                                        $11,580
Jul. 97                  $13,775                                        $11,729
Aug. 97                  $11,766                                        $10,223
Sep. 97                  $12,254                                        $10,490
Oct. 97                  $10,444                                         $8,760
Nov. 97                   $9,897                                         $8,435
Dec. 97                   $9,817                                         $8,619
Jan. 98                   $9,639                                         $7,936
Feb. 98                  $10,583                                         $8,760
Mar. 98                  $10,952                                         $9,111
Apr. 98                  $10,783                                         $8,994
May 98                    $9,540                                         $7,734
Jun. 98                   $8,694                                         $6,907
Jul. 98                   $9,053                                         $7,101
Aug. 98                   $6,765                                         $5,022
Sep. 98                   $6,775                                         $5,326
Oct. 98                   $7,880                                         $5,880
Nov. 98                   $8,675                                         $6,363
Dec. 98                   $8,924                                         $6,247
Jan. 99                   $8,706                                         $6,142
Feb. 99                   $8,795                                         $6,197
Mar. 99                   $9,591                                         $6,994
Apr. 99                  $11,302                                         $7,849
May 99                   $11,292                                         $7,779
Jun. 99                  $12,397                                         $8,646
Jul. 99                  $12,208                                         $8,398
Aug. 99                  $12,158                                         $8,468
Sep. 99                  $11,761                                         $8,171
Oct. 99                  $12,218                                         $8,338
Nov. 99                  $13,342                                         $9,082
Dec. 99                  $15,371                                        $10,226
Jan. 00                  $15,133                                        $10,267
Feb. 00                  $14,735                                        $10,399
Mar. 00                  $14,825                                        $10,433
Apr. 00                  $13,870                                         $9,430
May 00                   $13,105                                         $9,020
Jun. 00                  $13,373                                         $9,308
Jul. 00                  $12,587                                         $8,819
Aug. 00                  $12,727                                         $8,849
Sep. 00                  $11,812                                         $8,065
Oct. 00                  $11,065                                         $7,477
Nov. 00                  $10,369                                         $6,819
Dec. 00                  $10,926                                         $6,974
Jan. 01                  $12,050                                         $7,919
Feb. 01                  $10,966                                         $7,293
Mar. 01                   $9,881                                         $6,543
Apr. 01                  $10,319                                         $6,847
May 01                   $10,389                                         $6,907
Jun. 01                  $10,170                                         $6,747
Jul. 01                   $9,822                                         $6,303
Aug. 01                   $9,912                                         $6,230
Sep. 01                   $8,289                                         $5,253
Oct. 01                   $8,538                                         $5,576
Nov. 01                   $9,483                                         $6,152

         ANNUALIZED                 ONE         FIVE      FROM
         TOTAL RETURN (%)           YEAR       YEARS    MAY 1994
         --------------------------------------------------------
                                   -9.01       -4.55      -0.70

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             SHARES            VALUE+
                                                             ------            ------
TURKEY -- (10.8%)
COMMON STOCKS -- (10.8%)
 Akbank................................................   1,162,099,403  $  2,868,025
 Akcansa Cimento Sanayi ve Ticaret A.S.................      29,601,300       178,134
 Aksigorta A.S.........................................      38,051,500       252,142
 *Alarko Holding.......................................      13,507,065       216,906
 Anadolu Efes Biracilik ve Malt Sanayi A.S.............      80,998,584     1,697,798
 Arcelik A.S...........................................     297,242,147     2,411,784
 Aygaz.................................................      59,999,840       933,093
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........       4,725,086        36,741
 *Cukurova Elektrik A.S................................         389,000       127,567
 *Dogan Sirketler Grubu Holdings A.S...................     195,572,210       254,557
 Enka Holding..........................................      22,889,946     1,818,568
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     145,031,000     1,618,049
 *Hurriyet Gazette.....................................      73,118,026       173,037
 Koc Holding A.S.......................................     148,367,987     3,360,716
 Migros Turk A.S.......................................      30,018,025     2,334,139
 Netas Northern Electric Telekomunikasyon A.S..........       7,447,500       216,534
 *Otosan Otomobil A.S..................................     180,747,500     1,497,115
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................      23,496,000        43,689
 Tat Konserve..........................................               7             0
 *Tofas Turk Otomobil Fabrikasi A.S....................     222,964,889     1,771,419
 Trakya Cam Sanayii A.S................................      70,814,556       296,866
 Tupras-Turkiye Petrol Rafineleri A.S..................     250,447,950     1,905,096
 *Turk Sise ve Cam Fabrikalari A.S.....................      59,741,209       189,854
 *Turkiye Garanti Bankasi A.S..........................   1,413,696,911     2,007,347
 Turkiye Is Bankasi A.S. Series C......................     910,733,850     4,064,267
 *Vestel Elektronik Sanayi Ticaret A.S.................     179,241,000       387,824
 *Yapi ve Kredi Bankasi A.S............................   1,232,184,338     3,082,650
                                                                         ------------
TOTAL -- TURKEY
  (Cost $28,543,401)...................................                    33,743,917
                                                                         ------------

SOUTH KOREA -- (10.1%)
COMMON STOCKS -- (10.1%)

                                                             ------            ------
 *Cho Hung Bank Co., Ltd...............................         135,810       355,288
 *Daewoo Securities Co., Ltd...........................          56,445       438,557
 *Good Morning Securities Co., Ltd.....................          52,660       232,499
 Hyundai Heavy Industries Co., Ltd.....................          11,960       231,607
 Hyundai Motor Co., Ltd................................          95,919     1,914,001
 *Hyundai Securities Co., Ltd..........................          49,011       431,237
 *Kookmin Bank.........................................         138,496     5,331,350
 *Koram Bank, Ltd......................................          32,610       279,242
 Korea Electric Power Corp.............................         128,020     2,313,181
 *Korea Gas............................................          15,450       215,442
 Korea Mobile Telecommunications Corp..................           1,670       346,357
 LG Chemical Investment, Ltd...........................          22,793       143,250
 *LG Chemical, Ltd.....................................          45,097       768,796
 LG Electronics, Inc...................................         120,133     2,057,419
 *LG Household & Healthcare Co., Ltd...................          10,932       269,670
 *LG Insurance Co., Ltd................................           3,410        11,894
                                                             SHARES            VALUE+
                                                             ------            ------

 *LG Securities Co., Ltd...............................          16,100  $    163,795
 Pohang Iron & Steel Co., Ltd..........................           6,110       513,605
 S-Oil Corp............................................          32,080     1,083,694
 S1 Corp...............................................          20,238       281,413
 SK Corp., Ltd.........................................          78,203       936,908
 Samsung Corp..........................................          31,080       185,322
 Samsung Display Devices, Ltd..........................          32,478     1,479,862
 Samsung Electro-Mechanics Co., Ltd....................          51,654     1,546,083
 Samsung Electronics Co., Ltd..........................          36,128     6,187,344
 Samsung Fire and Marine Insurance, Ltd................          32,751     1,350,790
 Shinhan Financial Group Co., Ltd......................         158,242     1,970,402
 Shinsegae Co., Ltd....................................           2,800       249,665
                                                                         ------------
TOTAL -- SOUTH KOREA
  (Cost $15,960,552)...................................                    31,288,673
                                                                         ------------

MALAYSIA -- (9.2%)
COMMON STOCKS -- (9.2%)

                                                             ------            ------
 AMMB Holdings Berhad..................................         240,362       193,555
 *Aokam Perdana Berhad.................................             333            76
 *Avenue Assets Berhad.................................          27,000         5,755
 Bandar Raya Developments Berhad.......................          23,000         7,203
 Batu Kawan Berhad.....................................         151,000       147,821
 Berjaya Group Berhad..................................          94,000         5,937
 Berjaya Land Berhad...................................          91,000        21,074
 Berjaya Sports Toto Berhad............................         259,000       419,171
 British American Tobacco Berhad.......................         167,000     1,505,197
 Carlsberg Brewery Malaysia Berhad.....................          79,000       206,855
 Commerce Asset Holding Berhad.........................         353,000       673,487
 Country Heights Holdings Berhad.......................          40,000        20,000
 *Digi.Com Berhad......................................          68,862        84,809
 Gamuda Berhad.........................................         183,000       212,858
 Genting Berhad........................................         341,000       879,421
 Golden Hope Plantations Berhad........................         632,000       592,084
 Guiness Anchor Berhad.................................         105,000        93,947
 Highlands and Lowlands Berhad.........................         314,000       205,753
 Hong Leong Bank Berhad................................         523,250       476,433
 Hong Leong Credit Berhad..............................         278,300       366,184
 *Hong Leong Credit Berhad Issue 2002..................          46,383        60,327
 IOI Corp. Berhad......................................         529,000       498,374
 Jaya Tiasa Holdings Berhad............................          96,000        51,537
 Kuala Lumpur Kepong Berhad............................         412,500       553,618
 *Land - General Berhad................................          35,000         3,086
 Leisure Management Berhad.............................          35,000        68,618
 Lion Land Berhad......................................           1,000            80
 *MBF Holdings Berhad..................................         141,000         7,607
 Magnum Corp. Berhad...................................         937,500       527,961
 Malakoff Berhad.......................................         468,000       399,032
 Malayan Banking Berhad................................       1,369,500     2,757,020
 Malayan Cement Berhad.................................         661,000       161,771
 *Malaysian Airlines System Berhad.....................         298,000       159,195
 Malaysian International Shipping Corp. (Foreign)......         181,666       320,306
 Malaysian Oxygen Berhad...............................          22,000        57,895
 Malaysian Pacific Industries..........................          84,000       287,368
 *Multi-Purpose Holdings Berhad........................          86,000        19,350

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 Nestle (Malaysia) Berhad..............................         146,000  $    764,579
 Oriental Holdings Berhad..............................         322,608       263,180
 Oyl Industries Berhad.................................          74,000       301,842
 Perlis Plantations Berhad.............................         254,000       220,579
 Perusahaan Otomobil Nasional Berhad...................         338,000       658,211
 Petronas Dagangan Berhad..............................         147,000       171,758
 Petronas Gas Berhad...................................       1,065,000     1,709,605
 Public Bank Berhad (Foreign)..........................       1,739,138     1,171,630
 RHB Capital Berhad....................................       1,104,000       621,726
 RHB Sakura Merchant Bankers Berhad....................           4,100         2,287
 RJ Reynolds Berhad....................................         135,000       136,421
 Ramatex Berhad........................................         222,000       123,853
 *Rashid Hussain Berhad................................          50,000        22,500
 *Renong Berhad........................................         460,000       113,789
 Resorts World Berhad..................................         681,000     1,021,500
 Sarawak Enterprise Corp. Berhad.......................         412,000       140,947
 Shell Refining Co. Federation of Malaysia Berhad......         156,000       154,358
 *Silverstone Berhad...................................           9,240             0
 Sime Darby Berhad (Malaysia)..........................       1,208,800     1,418,749
 Southern Bank Berhad..................................          48,440        24,220
 Southern Bank Berhad (Foreign)........................         143,437        61,904
 *Technology Resources (Industries) Berhad.............         264,000       188,968
 Telekom Malaysia Berhad...............................       1,379,000     3,284,197
 Tenaga Nasional Berhad................................       1,222,000     3,071,079
 Tractors Malaysia Holdings Berhad.....................          22,000        16,789
 YTL Corp. Berhad......................................         913,100     1,014,022
                                                                         ------------
TOTAL -- MALAYSIA
  (Cost $37,616,459)...................................                    28,729,458
                                                                         ------------

ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)

                                                             ------            ------
 Africa-Israel Investments, Ltd........................           2,840       234,774
 Africa-Israel Investments, Ltd........................             155       115,321
 *Agis Industries (1983), Ltd..........................          21,736       177,632
 American Israeli Paper Mills, Ltd.....................           3,291       122,193
 Bank Hapoalim B.M.....................................       1,196,240     2,443,987
 Bank Leumi Le-Israel..................................       1,373,369     2,513,932
 *Bezek, Ltd...........................................       2,104,314     2,773,379
 *Blue Square Chain Stores Properties Investment.......          29,303       491,400
 *CLAL Industries, Ltd.................................         178,298       955,533
 CLAL Insurance, Ltd...................................          38,684       581,103
 Delek Israel Fuel Corp., Ltd. Series C................           4,584       315,066
 *Elbit Medical Imaging................................          17,319        93,879
 Elbit Systems, Ltd....................................          17,319       308,022
 Elbit, Ltd............................................          17,320       103,498
 Elite Industries, Ltd.................................           5,700       202,213
 *Elron Electronic Industries, Ltd.....................          19,701       266,633
 First International Bank of Israel....................          48,660       272,616
 First International Bank of Israel, Ltd...............         347,200       351,559
 IDB Bankholding Corp., Ltd............................          36,578       923,564
 IDB Development Corp., Ltd. Series A..................          72,515     1,978,219
 Industrial Building Corp., Ltd........................         277,150       333,849
 Israel Chemicals, Ltd.................................       1,165,326     1,179,680
 *Israel Corp. Series A................................           5,500       584,834
                                                             SHARES            VALUE+
                                                             ------            ------

 *Koor Industries, Ltd.................................          16,466  $    493,142
 M.A.Industries, Ltd...................................         162,937       331,350
 *Matav Cable Israel...................................          19,027       144,168
 Migdal Insurance Holdings.............................         279,107       316,165
 Osem Investment, Ltd..................................          77,343       619,460
 *Property and Building Corp., Ltd.....................           3,973       245,858
 Super-Sol, Ltd. Series B..............................         210,226       843,119
 Teva Pharmaceutical Industries, Ltd...................         120,820     7,236,901
                                                                         ------------
TOTAL -- ISRAEL
  (Cost $19,268,579)...................................                    27,553,049
                                                                         ------------

BRAZIL -- (8.1%)
PREFERRED STOCKS -- (6.1%)

                                                             ------            ------
 Ambev Cia de Bebidas das Americas.....................      12,453,835     2,362,419
 Aracruz Celulose SA Series B..........................         561,999       970,576
 Banco Bradesco SA.....................................     246,242,355     1,101,594
 Banco do Brasil SA....................................     126,670,000       538,139
 Banco Itau SA.........................................      35,500,000     2,434,111
 Bradespar SA..........................................     197,621,010        58,574
 Brasil Telecom Participacoes SA.......................     145,137,922     1,066,284
 Brasileira de Distribuicao Pao de Acucar..............       8,330,000       146,493
 Brasileira de Petroleo Ipiranga.......................      12,300,000        60,810
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................         180,000        34,145
 Cimento Portland Itau.................................         860,000       133,228
 *Companhia Siderurgica Paulista Cosipa CSI............          65,000        11,046
 Copene-Petroquimica do Nordeste SA Series A...........         624,000       102,587
 Coteminas Cia Tecidos Norte de Minas..................       1,164,800        69,044
 *Cpfl Geracao Energia SA..............................       2,033,029         7,528
 Duratex SA............................................       2,900,000        51,573
 Electropaulo Electrecidade Metropolitana..............       8,395,000       255,461
 Embratel Participacoes SA.............................      38,582,922       163,152
 IKPC Industrias Klabin de Papel e Celulose SA.........         176,875        69,201
 *Inepar SA Industria e Construcoes....................      19,760,001        14,681
 Investimentos Itau SA.................................       2,388,290     2,010,385
 *Lojas Americanas SA..................................       2,166,794         2,792
 Lojas Renner SA.......................................         800,000         3,005
 *Paranapanema SA......................................       2,120,000         1,131
 Sadia SA..............................................         100,000        52,166
 Serrana SA............................................           2,450         1,172
 Siderurgica Belgo-Mineira.............................         970,000        56,734
 Siderurgica de Tubarao Sid Tubarao....................      15,120,000       118,910
 Siderurgica Paulista Casipa Series B..................             325           706
 Suzano de Papel e Celulose............................          54,000       118,440
 Tele Celular Sul Participacoes SA.....................         137,922           190
 Tele Centro Oeste Celular Participacoes SA............     230,437,922       505,428
 *Tele Leste Celular Participacoes SA..................         177,127            62
 Tele Norte Celular Participacoes SA...................         138,099            59
 Tele Norte Leste Participacoes SA.....................     146,862,911     1,921,112
 Telemig Celular Participacoes SA......................         137,922           226
 *Telemig Celular Participacoes SA Receipts............             746             1

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 Telenordeste Celular Participacoes SA.................         137,922  $        165
 Telesp Celular Participacoes..........................     176,941,089       531,441
 *Telesudeste Celular Participacoes SA.................      10,000,000        24,897
 Unibanco-Uniao de Bancos Brasileiros SA...............      12,963,000       517,364
 Usinas Siderurgicas de Minas Gerais SA................          52,039       117,018
 Vale do Rio Doce Series A.............................         156,160     3,258,489
 Votorantim Celulose e Papel SA........................       9,467,325       280,609
                                                                         ------------
TOTAL PREFERRED STOCKS
  (Cost $19,322,994)...................................                    19,173,148
                                                                         ------------
COMMON STOCKS -- (2.0%)
 *Acos Especiais Itabira-Acesita Aces..................      25,963,524         6,362
 Ambev Cia de Bebidas das Americas.....................       1,260,000       201,668
 Brasil Telecom Participacoes SA.......................      58,770,339       420,387
 *Brasil Telecom SA....................................     125,000,000       661,953
 *Ceval Alimentos SA...................................      11,610,114        21,221
 *Cpfl Geracao Energia SA..............................       3,140,000         9,245
 Embraco SA............................................         130,000        50,862
 Embraer Empresa Brasileira de Aeronautica.............         257,000     1,122,297
 Embratel Participacoes................................      57,550,000       266,327
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................         480,000           711
 Gerdau SA.............................................      36,040,000       313,343
 *Globo Cabo SA........................................       1,000,000       300,349
 *Lojas Americanas SA..................................      14,042,476        17,869
 Petroquimica do Sul Copesul...........................       8,276,000       158,626
 Serrana SA............................................           2,054           938
 Siderurgica Nacional Sid Nacional.....................      26,651,000       369,159
 Souza Cruz Industria e Comercio.......................         201,000     1,012,789
 Tele Celular Sul Participacoes........................      58,036,409        66,743
 Tele Centro Oeste Celular Participacoes...............      57,876,799       187,556
 *Tele Leste Celular Participacoes.....................      73,908,726        42,352
 Tele Norte Celular Participacoes......................      57,624,254        38,714
 Tele Norte Leste Participacoes........................      57,550,710       656,159
 Telemig Celular Participacoes.........................      57,861,511       147,947
 Telenordeste Celular Participacoes....................      58,131,297        70,068
 Unibanco Unias de Bancos Brasileiros SA...............       1,500,000        29,640
 *Vale do Rio Doce Series B............................          81,160             0
 *Vallourec & Mannesmann
   Tubes-V & M DO Brasil SA............................         149,000         9,486
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $6,128,691)....................................                     6,182,771
                                                                         ------------
TOTAL -- BRAZIL
  (Cost $25,451,685)...................................                    25,355,919
                                                                         ------------

THAILAND -- (7.8%)
COMMON STOCKS -- (7.8%)

                                                             ------            ------
 *Advance Agro Public Co., Ltd. (Foreign)..............         221,130        71,546
 Advance Info Service Public Co., Ltd..................       5,962,500     6,215,405
 BEC World Public Co., Ltd. (Foreign)..................         306,700     1,467,517
 Bangkok Expressway Public Co., Ltd. (Foreign).........       1,702,600       372,421
                                                             SHARES            VALUE+
                                                             ------            ------

 *Bangkok Rubber Public Co., Ltd. (Foreign)............          14,600  $      3,426
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........       4,125,500       460,599
 Charoen Pokphand Foods Public Co., Ltd................       8,813,000     1,024,104
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........       1,584,200       194,919
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       3,840,710     2,152,765
 *Five Stars Property Public Co., Ltd. (Foreign).......           8,360           461
 Hana Microelectronics Public Co., Ltd. (Foreign)......         187,000       289,735
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................          11,270         2,144
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................           2,000           385
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........      12,201,770     2,974,792
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................           2,925           480
 Mutual Fund Public Co., Ltd. (Foreign)................             500           547
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         630,150       153,630
 Sammakorn Public Co., Ltd. (Foreign)..................           7,500         3,742
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................           6,500           370
 *Shin Corp. Public Co., Ltd...........................         312,000       120,852
 *Shin Corporation Public Co., Ltd.....................       5,810,000     2,316,670
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       1,381,225       881,196
 *Siam Cement Public Co., Ltd. (Foreign)...............          27,000       332,206
 *Siam City Cement Public Co., Ltd.....................          31,000        90,411
 Siam City Cement Public Co., Ltd. (Foreign)...........         557,413     1,625,687
 *Siam Commercial Bank Public Co., Ltd.................         439,000       173,045
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       1,621,166       642,727
 Siam Makro Public Co., Ltd. (Foreign).................         727,100       679,247
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................           2,900         1,216
 *Srithai Superware Public Co., Ltd. (Foreign).........          16,400         1,218
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........       5,227,200     1,226,751
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................          11,100         3,591
 *Thai Military Bank Public Co., Ltd. (Foreign)........       4,483,500       515,892
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................         864,400       358,456
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $35,033,105)...................................                    24,358,153
                                                                         ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008
   (Cost $0)...........................................       1,444,563  $          0
                                                                         ------------
TOTAL -- THAILAND
  (Cost $35,033,105)...................................                    24,358,153
                                                                         ------------

MEXICO -- (7.8%)
COMMON STOCKS -- (7.8%)

                                                             ------            ------
 *Altos Hornos de Mexico S.A...........................          97,000        28,835
 America Movil S.A. de C.V. Series L...................       3,832,000     3,299,556
 Apasco S.A. de C.V....................................          69,000       304,955
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................         913,071     1,847,281
 Cementos de Mexico S.A. de C.V. Series B..............         364,915     1,830,930
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................         365,700       248,595
 Desc S.A. de C.V. Series B............................         295,000       108,225
 Desc S.A. de C.V. Series C............................           6,905         2,496
 El Puerto de Liverpool S.A. Series C1.................         339,500       428,601
 Embotelladoras Argos S.A. de C.V......................          28,000        66,165
 *Empresas ICA Sociedad Controladora S.A. de C.V.......         207,900        65,055
 *Empresas la Moderna S.A. de C.V. Series A............         120,000        46,613
 Fomento Economico Mexicano Series B & D...............         363,000     1,218,131
 *Gruma S.A. de C.V. Series B..........................          90,406        75,991
 *Grupo Carso S.A. de C.V. Series A-1..................         203,000       571,913
 Grupo Continental S.A.................................          14,500        18,775
 *Grupo Financiero Bancomer S.A. de C.V. Series O......       1,598,672     1,228,192
 *Grupo Financiero del Norte S.A. Series C.............         119,000       225,475
 Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................          16,475             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         719,097       709,963
 *Grupo Gigante S.A. de C.V. Series B..................         113,800       109,899
 Grupo Industrial Alfa S.A. Series A...................         150,290       163,787
 Grupo Industrial Bimbo S.A. de C.V. Series A..........         210,000       407,867
 Grupo Industrial Maseca S.A. de C.V. Series B.........         229,000        72,646
 Grupo Modelo S.A. de C.V. Series C....................         482,300     1,092,858
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................         755,000     1,302,634
 *Hylsamex S.A. de C.V. Series B.......................          60,000        31,723
 Industrias Penoles S.A. de C.V........................         103,000        88,911
 Kimberly Clark de Mexico S.A. de C.V. Series A........         314,000       863,967
 Nueva Grupo Mexico SA de CV Series B..................         172,000       200,438
 *Organizacion Soriana S.A. de C.V. Series B...........         150,000       357,693
 *TV Azteca S.A. de C.V. Series A......................         500,000       174,800
 Telefonos de Mexico S.A. Series A.....................         100,000       168,326
                                                             SHARES            VALUE+
                                                             ------            ------

 Telefonos de Mexico S.A. Series L.....................       3,042,000  $  5,054,835
 Tubos de Acero de Mexico S.A..........................          85,000       134,456
 Vitro S.A.............................................         121,600        95,519
 Walmart de Mexico S.A. de C.V. Series C...............         617,000     1,321,517
 Walmart de Mexico S.A. de C.V. Series V...............         137,180       330,527
                                                                         ------------
TOTAL -- MEXICO
  (Cost $18,587,853)...................................                    24,298,150
                                                                         ------------

UNITED STATES -- (7.5%)
COMMON STOCKS -- (7.5%)

                                                             ------            ------
 BBV Banco BHIF ADR....................................          45,500       614,250
 Banco de Santiago SA ADR..............................         127,900     2,826,590
 Banco Edwards SA ADR..................................          55,248       922,642
 Banco Santander Chile Sponsored ADR...................         153,200     2,428,220
 *Cia Telecom de Chile ADR.............................         282,500     3,248,750
 Compania Cervecerias Uni ADR..........................          81,400     1,415,546
 Cristalerias de Chile SA ADR..........................          25,300       470,074
 Distribucion y Servicio D&S SA ADR....................         111,200     1,334,400
 Embotelladora Andina SA Andina ADR....................          81,300       772,350
 Embotelladora Andina SA Andina Series B ADR...........          76,700       633,542
 Empresa Nacional de Elec ADR..........................         318,518     3,236,143
 *Empresas Telex - Chile SA ADR........................           7,880         5,949
 Enersis SA ADR........................................         203,103     2,741,890
 Lan Chile SA ADR......................................         103,000       731,300
 *Madeco SA ADR........................................          44,500       131,720
 Masisa SA ADR.........................................          25,100       302,455
 Santa Isabel SA ADR...................................          15,500        65,875
 Sociedad Quimica y Minera Chile ADR...................          34,600       737,326
 *Sociedad Quimica y Minera de Chile SA ADR Class A....             902        24,832
 Vina Concha y Toro SA Conchatoro ADR..................          16,800       655,200
                                                                         ------------
TOTAL -- UNITED STATES
  (Cost $28,036,272)...................................                    23,299,054
                                                                         ------------

INDONESIA -- (6.9%)
COMMON STOCKS -- (6.9%)

                                                             ------            ------
 *PT Asahimas Flat Glass Co., Ltd......................          75,000         6,450
 PT Astra Agro Lestari Tbk.............................       1,932,000       175,391
 *PT Astra International Tbk...........................       2,976,000       575,882
 *PT Bank International Indonesia......................      13,677,191        32,675
 *PT Bank Lippo Tbk....................................      32,812,000       109,743
 PT Bimantara Citra....................................         589,000        71,763
 *PT Charoen Pokphand Indonesia Tbk....................         475,000        17,475
 *PT Ciputra Development Tbk...........................         563,300         3,499
 PT Citra Marga Nusaphala Persada......................         960,000        26,604
 PT Dankos Laboratories................................         147,000         6,462
 *PT Gajah Tunggal Tbk.................................       2,977,000        35,560
 *PT Gt Kabel Indonesia Tbk............................         212,000         1,064
 *PT GT Petrochem Industries Tbk.......................          70,000           836
 PT Hanjaya Mandala Sampoerna Tbk......................      11,557,500     3,755,075
 *PT Hero Supermarket Tbk..............................          78,000         5,218
 *PT Indah Kiat Pulp & Paper Corp......................       6,161,601        67,712
 *PT Indocement Tunggal Prakarsa.......................       3,090,000       214,078

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 PT Indofood Sukses Makmur Tbk.........................      11,716,400  $    699,761
 *PT Indorama Synthetics Tbk...........................         365,580        14,323
 PT Indosat (Persero) Tbk..............................       2,776,500     2,202,174
 *PT Jakarta International Hotel and Development Tbk...         362,500        11,951
 *PT Jaya Real Property................................         305,000        10,930
 *PT Kalbe Farma Tbk...................................       1,410,000        31,664
 *PT Kawasan Industry Jababeka Tbk.....................         407,333         3,114
 *PT Lippo Land Development Tbk........................         174,000        18,290
 *PT Makindo Tbk.......................................       2,236,500       614,444
 PT Matahari Putra Prima Tbk Foreign...................       2,543,000       116,644
 *PT Mayorah Indah.....................................         288,720         8,415
 PT Medco Energi International Tbk.....................       9,514,000     1,295,549
 *PT Modern Photo Tbk..................................         154,000         7,358
 *PT Mulia Industrindo.................................         850,680        10,568
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................         765,821         5,855
 *PT Pakuwon Jati Tbk..................................         312,000         2,385
 *PT Panasia Indosyntec Tbk............................         103,600         1,683
 *PT Perusahaan Rokok Tjap Gudang Garam................       3,885,500     3,081,774
 PT Ramayana Lestari Sentosa Tbk.......................       4,004,000     1,061,776
 *PT Sari Husada Tbk...................................          13,440        11,559
 *PT Semen Cibinong Tbk................................         231,000         8,830
 PT Semen Gresik.......................................       1,739,502     1,063,851
 PT Summarecon Agung...................................          87,838         2,182
 PT Telekomunikasi Indonesia (Persero) Series B........      16,531,820     4,344,394
 PT Tempo Scan Pacific.................................          19,500         5,683
 PT Tigaraksa Satria Tbk...............................          25,200         9,632
 PT Timah Tbk..........................................         327,000        14,374
 *PT Unggul Indah Corp. Tbk............................         139,640        20,016
 PT Unilever Indonesia Tbk.............................       1,192,000     1,822,519
 *PT United Tractors...................................         168,000         5,699
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $47,763,313)...................................                    21,612,884
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $66,259)......................................       2,357,941        21,406
                                                                         ------------
TOTAL -- INDONESIA
  (Cost $47,829,572)...................................                    21,634,290
                                                                         ------------

PHILIPPINES -- (4.7%)
COMMON STOCKS -- (4.7%)

                                                             ------            ------
 Aboitiz Equity Ventures, Inc..........................       7,014,400       199,840
 Ayala Corp............................................      13,893,600     1,337,256
 Ayala Land, Inc.......................................      18,687,576     1,798,675
 Bank of the Philippine Island.........................       1,840,426     1,824,548
 *Cosmos Bottling Corp.................................       4,006,000       447,269
 *Equitable PCI Bank, Inc..............................         875,000       404,249
 *Filinvest Development Corp...........................       4,664,500        85,302
 *Filinvest Land, Inc..................................       9,822,000       317,643
 La Tondena Distillers, Inc............................         693,200       323,593
 *Metropolitan Bank & Trust Co.........................         658,727     2,231,761
 *Petron Corp..........................................      19,893,000       574,409
 Philippine Long Distance Telephone Co.................         174,940     1,439,643
                                                             SHARES            VALUE+
                                                             ------            ------

 *Philippine National Bank.............................         259,975  $    245,221
 SM Prime Holdings, Inc................................      22,614,000     2,742,506
 *Security Bank Corp...................................         320,842       105,767
 *Southeast Asia Cement Holdings, Inc..................          30,190            38
 Union Bank of the Philippines.........................         812,300       234,551
 Universal Robina Corp.................................       3,158,100       261,411
                                                                         ------------
TOTAL -- PHILIPPINES
  (Cost $39,884,377)...................................                    14,573,682
                                                                         ------------

POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)

                                                             ------            ------
 *Agora SA.............................................          81,074     1,087,014
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............         122,933     2,376,752
 Bank Przemyslowo-Handlowy SA..........................           6,883       362,002
 *Bank Zackodni Wbk SA.................................          42,409       508,918
 *Big Bank Gdanski SA..................................         713,311       484,356
 *Big Bank Gdanski SA Issue 2001.......................         713,311       484,357
 Bre Bank SA...........................................          17,201       522,411
 Browary Zywiec SA.....................................          10,348       511,022
 *Browary Zywiec SA Issue 2001.........................           5,512       268,800
 *Elektrim SA..........................................         140,733       573,368
 Frantschach Swiecie SA................................          52,999       366,420
 Kredyt Bank SA........................................         165,651       746,467
 *Kredyt Bank SA Issue 2001............................          82,825       363,006
 *Optimus SA...........................................           6,873        83,156
 *Orbis SA.............................................          77,409       328,756
 *Polish Telecom TPSA..................................         296,434     1,097,925
 Powszechny Bank Kredytowy SA..........................          49,286     1,296,065
 *Prokom Software SA...................................          21,336       537,362
                                                                         ------------
TOTAL -- POLAND
  (Cost $13,796,033)...................................                    11,998,157
                                                                         ------------

GREECE -- (3.9%)
COMMON STOCKS -- (3.9%)

                                                             ------            ------
 Alpha Credit Bank.....................................          75,472     1,409,668
 Altec Information & Communication Systems S.A.........          51,690       136,998
 Athens Medical Center S.A.............................          29,210       110,373
 *Attica Enterprises S.A. Holdings.....................         112,918       533,843
 Bank of Attica S.A....................................          19,937       137,814
 Bank of Piraeus S.A...................................         190,825     1,712,063
 Egnatia Bank S.A......................................          23,663        89,413
 Ethniki General Insurance Co..........................          17,047       169,429
 *General Hellenic Bank................................          33,012       318,645
 Halkor S.A............................................          55,744       223,611
 Hellenic Bottling Co., S.A............................         107,930     1,581,038
 Hellenic Technodomiki S.A.............................          83,796       502,707
 *Heracles General Cement Co...........................          38,076       499,807
 Intracom S.A..........................................          91,489     1,291,047
 Mailis (M.J.) S.A.....................................          83,710       409,248
 Mytilineos Holdings S.A...............................          26,010       135,078
 National Investment Bank for Industrial Development...          39,294       368,727
 Panafon Hellenic Telecommunications Co. S.A...........          58,030       294,094
 Silver and Baryte Ores Mining Co. S.A.................          30,520       235,017

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 Tiletipos S.A.........................................          23,910  $    107,473
 Titan Cement Co.......................................          49,460     1,729,829
                                                                         ------------
TOTAL -- GREECE
  (Cost $19,804,684)...................................                    11,995,922
                                                                         ------------

HUNGARY -- (3.7%)
COMMON STOCKS -- (3.7%)

                                                             ------            ------
 Budapesti Elektromos Muvek RT.........................             185         7,475
 Delmagyarorszagi Aramszolgaltato Demasz RT............           2,275        70,462
 Egis RT...............................................          36,433     1,509,745
 Gedeon Richter, Ltd...................................          40,954     2,274,452
 Hungarian Telecommunications Co.......................         460,184     1,503,938
 Magyar Olay-Es Gazipari RT............................         138,429     2,488,710
 OTP Bank, Ltd.........................................          44,122     2,450,392
 *Tiszai Vegyi Kombinat RT.............................         113,415     1,231,476
                                                                         ------------
TOTAL -- HUNGARY
  (Cost $12,093,392)...................................                    11,536,650
                                                                         ------------

ARGENTINA -- (3.4%)
COMMON STOCKS -- (3.4%)

                                                             ------            ------
 *Acindar Industria Argentina de Aceros SA Series B....         899,000       137,886
 *Alpargatas SA Industrial y Comercial.................           1,078             0
 *Alto Palermo SA Series A.............................           5,000         4,386
 *Banco del Sud Sociedad Anonima Series B..............          29,000         8,721
 Banco Frances del Rio de la Plata SA..................         467,809     1,195,855
 *Capex SA Series A....................................          52,893        91,731
 *Celulosa Argentina SA Series B.......................          18,750         6,579
 *Central Costanera SA Series B........................         114,100        40,148
 *Central Puerto SA Series B...........................          16,000         5,293
 *Garovaglio y Zorraquin SA............................          28,000         1,403
 Gas Natural SA, Buenos Aires..........................         345,000       321,641
 Grupo Financiero Galicia SA Series B..................       2,110,110       852,471
 *IRSA Inversiones y Representaciones SA...............         643,419       374,103
 *Juan Minetti SA......................................         353,151       258,790
 Ledesma S.A.A.I.......................................         135,378        65,413
                                                             SHARES            VALUE+
                                                             ------            ------

 Metrogas SA Series B..................................         543,115  $    283,661
 *Molinos Rio de la Plata SA Series B..................         694,833       807,994
 PC Holdings SA Series B, Buenos Aires.................       2,274,901     2,257,706
 *Renault Argentina SA.................................         176,559        29,204
 *Siderar SAIC Series A................................         721,484       534,492
 Siderca SA Series A...................................         714,907       888,671
 *Solvay Indupa S.A.I.C................................         555,366        99,099
 Telecom Argentina Stet-France SA Series B.............         977,000     1,234,056
 Transportadora de Gas del Sur SA Series B.............       1,028,000     1,009,924
                                                                         ------------
TOTAL -- ARGENTINA
  (Cost $27,773,949)...................................                    10,509,227
                                                                         ------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)

                                                             ------            ------
 *Euro Currency
   (Cost $1,024).......................................                         1,012
                                                                         ------------

TEMPORARY CASH INVESTMENTS -- (3.3%)
                                                              FACE
                                                             AMOUNT
                                                             ------
                                                             (000)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $10,573,493) to be
   repurchased at $10,418,736
   (Cost $10,417,000)..................................  $       10,417    10,417,000
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $380,097,937)++................................                  $311,292,313
                                                                         ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $384,491,339.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $311,292
Cash........................................................        55
Receivables:
  Dividends, Interest and Tax Reclaims......................       511
  Investment Securities Sold................................       396
  Fund Shares Sold..........................................        11
                                                              --------
    Total Assets............................................   312,265
                                                              --------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................     3,678
  Fund Shares Redeemed......................................       635
Accrued Expenses and Other Liabilities......................       232
                                                              --------
    Total Liabilities.......................................     4,545
                                                              --------

NET ASSETS..................................................  $307,720
                                                              ========

INVESTMENTS AT COST.........................................  $380,098
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $893).......         $  6,946
    Interest................................................              446
                                                                     --------
        Total Investment Income.............................            7,392
                                                                     --------

EXPENSES
    Investment Advisory Services............................              308
    Accounting & Transfer Agent Fees........................              371
    Custodian Fees..........................................              693
    Legal Fees..............................................                3
    Audit Fees..............................................                4
    Shareholders' Reports...................................                4
    Trustees' Fees and Expenses.............................                3
    Other...................................................               21
                                                                     --------
        Total Expenses......................................            1,407
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            5,985
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY

Net Realized Gain (Loss) on Investment Securities Sold......          (18,827)
Net Realized Gain (Loss) on Foreign Currency Transactions...             (548)
Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............          (14,797)
Translation of Foreign Currency Denominated Amounts.........               47
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (34,125)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(28,140)
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR             YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,         NOV. 30,
                                                                       2001             2000
                                                                     ---------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $  5,985        $   4,793
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................          (18,827)          19,808
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................             (548)            (238)
    Change in Unrealized Appreciation (Depreciation) of
        Investment Securities and Foreign Currency..........          (14,797)        (108,190)
    Translation of Foreign Currency Denominated Amounts.....               47              (59)
                                                                     --------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................          (28,140)         (83,886)
                                                                     --------        ---------

Transactions in Interest:
    Contributions...........................................           69,137           66,776
    Withdrawals.............................................          (30,003)         (30,339)
                                                                     --------        ---------
        Net Increase (Decrease) From Transactions in
          Interest..........................................           39,134           36,437
                                                                     --------        ---------
        Total Increase (Decrease)...........................           10,994          (47,449)
NET ASSETS
    Beginning of Period.....................................          296,726          344,175
                                                                     --------        ---------
    End of Period...........................................         $307,720        $ 296,726
                                                                     ========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................       N/A+         N/A+         N/A+         N/A+         N/A+
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --           --           --           --           --
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................        --           --           --           --           --
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............        --           --           --           --           --
  Net Realized Gains...............        --           --           --           --           --
                                     --------     --------     --------     --------     --------
  Total Distributions..............        --           --           --           --           --
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....       N/A+         N/A+         N/A+         N/A+         N/A+
                                     ========     ========     ========     ========     ========
Total Return.......................       N/A+         N/A+         N/A+         N/A+         N/A+

Net Assets, End of Period
  (thousands)......................  $307,720     $296,726     $344,175     $231,632     $220,941
Ratio of Expenses to Average Net
  Assets...........................      0.46%        0.46%        0.46%        0.53%        0.54%
Ratio of Net Investment Income to
  Average Net Assets...............      1.94%        1.33%        1.34%        1.66%        1.63%
Portfolio Turnover Rate............         6%          12%          16%          10%           1%

--------------

N/A+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $64,946
Sales.......................................................       18,022

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $  54,444
Gross Unrealized Depreciation...............................       (127,643)
                                                                  ---------
    Net.....................................................      $ (73,199)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Series during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002